Total revenues and other income - Upfront payments recognition (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		€ 71,971		€ 30,257	€ 26,419
Deferred income		219,892		285,612	39,806
Collaboration Agreement For Filgotinib [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income		214,000		285,300
Recognition of non-refundable upfront payments and license fees [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		71,971		30,257	26,419
Deferred income		219,343		285,314
AbbVie | Collaboration Agreement For CF [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received			$ 45,000	34,001
Revenue recognized					11,401
AbbVie | Collaboration Agreement For RA And CD [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received			150,000	111,582
Revenue recognized					12,045
AbbVie | First Amendment To Collaboration Agreement For RA And CD [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received			20,000	15,619
Revenue recognized					2,973
Gilead Sciences, Inc | Collaboration Agreement For Filgotinib [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received	$ 300,000	275,558	$ 300,000	275,558
Revenue recognized		62,488		25,621
Deferred income		187,449		249,937
Gilead Sciences, Inc | Second Collaboration Agreement For Filgotinib [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received		39,003		39,003
Revenue recognized		8,845		3,626
Deferred income		26,532		35,376	€ 39,003
ThromboGenics | License Agreement For Integrin Antagonists [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received		1,000		1,000
Revenue recognized				1,000
Sirion Biotech | License Agreement For RNA Interference Technologies [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received		10		10
Revenue recognized				€ 10
Servier
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue recognized		600
Servier | Collaboration Agreement For Osteoarthritis [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received		6,000
Revenue recognized		638
Deferred income		€ 5,362